Income Taxes (Details) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Income Tax Contingency [Line Items]
Provision for income taxes	$ 13,500,000	$ 12,800,000
Net operating loss (NOL) carry forwards			5,200,000,000
Annual limitation on use of NOLs		230,000,000
Deferred tax assets, valuation allowance			1,500,000,000
Liability for uncertain tax positions	320,300,000		320,100,000
Liability for uncertain tax positions, estimated amount expected to be reduced	5,000,000
Accrual for interest and penalties	13,700,000		13,300,000
Pre-Emergence [Member]
Income Tax Contingency [Line Items]
Net operating loss (NOL) carry forwards			2,600,000,000
Relating To Cumulative Federal NOLs [Member]
Income Tax Contingency [Line Items]
Deferred tax assets, valuation allowance			1,300,000,000
Relating To Cumulative Foreign NOLs [Member]
Income Tax Contingency [Line Items]
Deferred tax assets, valuation allowance			$ 211,000,000